Document and Entity Information	Mar. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001418135
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 30, 2026
Entity Registrant Name	Keurig Dr Pepper Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33829
Entity Tax Identification Number	98-0517725
Entity Address, Address Line One	6425 Hall of Fame Lane
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75034
City Area Code	(800)
Local Phone Number	527-7096
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	KDP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false